Statutory Reserves and Net Restricted Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statutory Reserves and Net Restricted Assets [Abstract]
Percentage of statutory reserve	10.00%
Percentage of registered capital	50.00%
Amounts restricted including paid-in capital and statutory reserve		¥ 10,000